GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2022, the Company had cash of $821,804 and a working capital deficit (current liabilities in excess of current assets) of $(17,773,380). During the year ended December 31, 2022, the net cash used in operating activities was $(2,609,173). The accumulated deficit as of December 31, 2022 was $(362,269,015). These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements.

During the year ended December 31, 2022, the Company received proceeds of $2,725,000 and $6,518,310 from the issuance of non-convertible notes and factoring advances, respectively.

Until the Company’s consummation of the Empire acquisition, the Company had experienced net losses and negative cash flows from operations. The Company believes it could generate positive cashflows from operations going forward but in the event the market for recycled metals experiences a sharp downturn or if it experiences delays in its growth plans, the Company may need to raise additional capital. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategy.

Accordingly, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.